Share-based compensation expenses (Tables)	12 Months Ended
Dec. 31, 2017
Share-based compensation expenses
Schedule of share-based compensation expenses included in each of the relevant accounts

	For the Year Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Cost of revenues	—	—	4,246	653
Sales and marketing expenses	—	—	17,817	2,738
Research and development expenses	—	—	32,104	4,934
General and administrative expenses	13,216	4,817	53,599	8,238

Total	13,216	4,817	107,766	16,563

Predecessor | 2012 Share Plan of RONG 360
Share-based compensation expenses
Schedule of activities of share options

The activities of share options granted under RONG360’s 2012 Share Plan for the years ended December 31, 2015, 2016 and for the period from December 31, 2016 to the IPO date are summarized as below(*):

	Number of shares	Weighted average exercise prices US$/Share	Aggregate intrinsic Value US$	Weighted average remaining contractual years
Outstanding as of January 1, 2015	10,770,155	0.05	6,981	8.57
Granted during the year	4,663,004	0.30
Forfeited during the year	(1,348,500)	0.12

Outstanding as of December 31, 2015	14,084,659	0.13	16,380	8.11

Granted during the year	3,130,891	0.75
Forfeited during the year	(1,358,352)	0.27

Outstanding as of December 31, 2016	15,857,198	0.24	36,826	7.50

Granted during the year	5,370,319	0.52
Forfeited during the year	(747,031)	0.41

Outstanding immediately prior to the IPO	20,480,486	0.31	103,295	7.35

(*)Option activities include all activities of share options of RONG360. The share-based compensation expenses discussed below only include the expenses attributable to the Platform Business.

Schedule of fair values of the options granted in relation to the share based compensation expenses attributable to the Platform Business
	For the Year Ended December 31,
	2015	2016	2017
	US$	US$	US$
Weighted average grant date fair value of option per share	0.65	1.25	3.03
Aggregate grant date fair value of options granted	2,453	2,425	9,013

Schedule of estimated fair value of binomial option-pricing model

	For the Year Ended December 31,
	2015	2016	2017
Risk-free interest rate per annum	1.87% ~ 2.43%	1.59% ~ 1.79%	2.31% ~ 2.4%
Expected term (in years)	10	10	10
Expected volatility	55% ~ 58%	58% ~ 59%	55% ~ 57%
Expected dividends yield	—	—	—

Founders
Share-based compensation expenses
Schedule of activities of Restricted Shares

The activities of the Restricted Founders’ Shares for the years ended December 31, 2015, 2016 and 2017, are summarized as below(*):

	Number of shares	Weighted-Average Grant-Date Fair Value (in US$)
Unvested at January 1, 2015	17,026,510	0.06
Vested	(17,026,510)	0.06

Unvested at December 31, 2015	—

(*)Activities of Restricted Founders’ Shares include all activities of Restricted Founders’ shares of RONG360. The share-based compensation expenses discussed below only include the expenses attributable to the Platform Business.

Executive officers and director
Share-based compensation expenses
Schedule of activities of Restricted Shares

The activities of the Restricted Shares for the years ended December 31, 2015, 2016 and 2017, are summarized as below(*):

	Number of shares	Weighted-Average Grant-Date Fair Value (in US$)
Unvested at January 1, 2015	14,000,000	0.45
Vested	(3,733,333)	0.45

Unvested at December 31, 2015	10,266,667	0.45
Vested	(4,083,333)	0.45

Unvested at December 31, 2016	6,183,334	0.45
Vested	(6,183,334)	0.45

Unvested at December 31, 2017	—

(*)Activities of Restricted Shares include all activities of the Restricted Shares of RONG360. The share-based compensation expenses discussed below only include the expenses attributable to the Platform Business.

Executive Officers | 2017 Share Incentive Plan
Share-based compensation expenses
Schedule of activities of share options

	Number of shares	Weighted average exercise prices US$/Share	Aggregate intrinsic Value US$	Weighted average remaining contractual years
Outstanding as of January 1, 2017	—	—
Granted during the year	8,285,827	0.01
Forfeited during the year	—	—

Outstanding as of December 31, 2017	8,285,827	0.01	21,394	10